SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 322		$ 322	$ 173
Property, plant and equipment	29,317		29,317	29,025
Total assets	34,406		34,406	34,103
Total borrowings	10,836		10,836	10,718
Other liabilities	6,320		6,320	6,179
Additions to property, plant and equipment	214	$ 57	69
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	184		184	169
Property, plant and equipment	20,430		20,430	20,728
Total assets	22,328		22,328	22,583
Total borrowings	8,715		8,715	8,989
Other liabilities	4,373		4,373	4,515
Additions to property, plant and equipment	135	35
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(72)		(72)	(81)
Property, plant and equipment	(3,534)		(3,534)	(3,529)
Total assets	(2,474)		(2,474)	(2,483)
Total borrowings	(1,933)		(1,933)	(1,972)
Other liabilities	(542)		(542)	(511)
Additions to property, plant and equipment	(12)	(5)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	210		210	85
Property, plant and equipment	12,421		12,421	11,826
Total assets	14,552		14,552	14,003
Total borrowings	4,054		4,054	3,701
Other liabilities	2,489		2,489	2,175
Additions to property, plant and equipment	91	27
Hydro | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	16		16	6
Property, plant and equipment	11,150		11,150	11,498
Total assets	11,874		11,874	12,125
Total borrowings	3,014		3,014	2,995
Other liabilities	2,753		2,753	2,764
Additions to property, plant and equipment	56	12
Hydro | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	48		48	7
Property, plant and equipment	1,634		1,634	1,609
Total assets	1,926		1,926	1,868
Total borrowings	482		482	419
Other liabilities	446		446	434
Additions to property, plant and equipment	10	2
Hydro | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	13		13	37
Property, plant and equipment	1,900		1,900	1,907
Total assets	2,075		2,075	2,105
Total borrowings	197		197	198
Other liabilities	160		160	150
Additions to property, plant and equipment	18	9
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	23		23	30
Property, plant and equipment	2,495		2,495	2,480
Total assets	2,613		2,613	2,554
Total borrowings	1,218		1,218	1,210
Other liabilities	521		521	536
Additions to property, plant and equipment	20	1
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	34		34	29
Property, plant and equipment	803		803	819
Total assets	919		919	939
Total borrowings	410		410	463
Other liabilities	132		132	124
Additions to property, plant and equipment	14	3
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	3		3	5
Property, plant and equipment	345		345	348
Total assets	365		365	379
Total borrowings	75		75	75
Other liabilities	9		9	7
Additions to property, plant and equipment	3	0
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	3		3	2
Property, plant and equipment	72		72	36
Total assets	95		95	56
Total borrowings	67		67	31
Other liabilities	7		7	3
Additions to property, plant and equipment	0	0
Storage and Other | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	13		13	9
Property, plant and equipment	682		682	686
Total assets	742		742	746
Total borrowings	237		237	249
Other liabilities	35		35	31
Additions to property, plant and equipment	13	1
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	0		0	3
Property, plant and equipment	0		0	(9)
Total assets	138		138	161
Total borrowings	2,002		2,002	2,328
Other liabilities	0		0	211
Additions to property, plant and equipment	1	3
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	31		31	41
Property, plant and equipment	1,349		1,349	1,354
Total assets	1,581		1,581	1,650
Total borrowings	1,013		1,013	1,021
Other liabilities	310		$ 310	$ 255
Additions to property, plant and equipment	$ 0	$ 4